CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues		$ 22,823	$ 7,960	$ 6,753
Direct operating costs		(21,876)	(7,386)	(6,132)
General and administrative expenses		(340)	(269)	(224)
Depreciation and amortization expense		(371)	(286)	(257)
Interest expense		(202)	(90)	(65)
Equity accounted income, net		69	68	4
Impairment expense, net		(39)	(261)	(95)
Gain on acquisitions/dispositions, net		267	57	269
Other income (expenses), net		(108)	(11)	70
Income (loss) before income tax		223	(218)	323
Income tax (expense) recovery
Current		(30)	(25)	(49)
Deferred		22	41	(5)
Net income (loss)		215	(202)	269
Attributable to:
Limited partners	[1]	(58)	3	0
Brookfield Asset Management Inc.	[2]	0	(35)	208
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	[1]	(60)	3	0
Special Limited Partners		142	0	0
Interest of others in operating subsidiaries		191	(173)	61
Net income (loss)		$ 215	$ (202)	$ 269
Basic and diluted earnings per limited partner unit (in usd per share)		$ (1.04)	$ 0.06

[1]	For the periods subsequent to June 20, 2016.
[2]	For the periods prior to June 20, 2016.